UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/12

Check here if Amendment           [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Libra Advisors, LLC
Address: 777 Third Avenue
         27th Floor
         New York, NY  10017

13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Renfield-Miller
Title:     Chief Compliance Officer
Phone:     212-350-4283

Signature, Place, and Date of Signing:

/s/ Douglas Renfield-Miller           New York, NY            August 8, 2012
-------------------------------     -----------------      ---------------------
      [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[_]        13F NOTICE.

[_]        13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $281,288 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-10573                     Libra Fund, LP
2    028-10574                     Libra Associates, LLC

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

                                                     FORM 13F INFORMATION TABLE

                                                           VALUE     SHARES/   SH/ PUT/  INVSTMT         OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRETN         MGRS    SOLE   SHARED  NONE
--------------                 ---------------  ------     --------- --------  --- ----  -------         -----   -----  ------- ----
ADVANTAGE OIL & GAS LTD        COM              00765F101   4572      1549500  SH        Shared-Defined  1,2      1549500
AGNICO EAGLE MINES LTD         COM              008474108  23508       579511  SH        Shared-Defined  1,2       579511
BANRO CORP                     COM              066800103   1503       409770  SH        Shared-Defined  1,2       409770
BARRICK GOLD CORP              COM              067901108  13075       348033  SH        Shared-Defined  1,2       348033
BARRICK GOLD CORP              COM              067901108   4736       101150  SH        Shared-Defined  2         101150
BRIGUS GOLD CORP               COM              109490102   2423      2831800  SH        Shared-Defined  1,2      2831800
CAMECO CORP                    COM              13321L108   1054        45000  SH        Shared-Defined  2          45000
CANADIAN PAC RY LTD            COM              13645T100    507         8000  SH        Shared-Defined  2           8000
CENOVUS ENERGY INC             COM              15135U109   1058        30000  SH        Shared-Defined  2          30000
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109  29486       594841  SH        Shared-Defined  2         594841
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109   8201       150000  SH        Shared-Defined  Sole      150000
CLAUDE RES INC                 COM              182873109   5312      8308160  SH        Shared-Defined  1,2      8308160
ENCANA CORP                    COM              292505104   1022        50000  SH        Shared-Defined  2          50000
EXETER RES CORP                COM              301835104   2738      1733788  SH        Shared-Defined  1,2      1733788
EXTORRE GOLD MINES LTD         COM              30227B109    622       150300  SH        Shared-Defined  1,2       150300
GOLDCORP INC NEW               COM              380956409  23797       631168  SH        Shared-Defined  1,2       631168
GRAN TIERRA ENERGY INC         COM              38500T101  14955      3052995  SH        Shared-Defined  1,2      3052995
LAKE SHORE GOLD CORP           COM              510728108   4485      5010600  SH        Shared-Defined  1,2      5010600
LONCOR RESOURCES INC           COM              54179W101    533       638300  SH        Shared-Defined  1,2       638300
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100   3397        75896  SH        Shared-Defined  1,2        75896
MICROSOFT CORP                 COM              594918104   3528       115348  SH        Shared-Defined  1,2       115348
MICROSOFT CORP                 COM              594918104  28361      1123210  SH        Shared-Defined  2        1123210
MICROSOFT CORP                 COM              594918104  20266       662491  SH        Shared-Defined  Sole      662491
NEWMONT MINING CORP            COM              651639106  12017       247728  SH        Shared-Defined  1,2       247728
NEWMONT MINING CORP            COM              651639106  24105       436521  SH        Shared-Defined  2         436521
NOVADAQ TECHNOLOGIES INC       COM              66987G102   3062       568100  SH        Shared-Defined  1,2       568100
POSTROCK ENERGY CORP           COM              737525105    360       231004  SH        Shared-Defined  1,2       231004
POTASH CORP SASK INC           COM              73755L107   1154        25000  SH        Shared-Defined  2          25000
QUATERRA RES INC               COM              747952109   1996      5636734  SH        Shared-Defined  1,2      5636734
REVETT MINERALS INC            COM NEW          761505205   6121     20701536  SH        Shared-Defined  1,2     20701536
RUBICON MINERALS CORP          COM              780911103   6288      2055500  SH        Shared-Defined  1,2      2055500
SILVER WHEATON CORP            COM              828336107    915        34118  SH        Shared-Defined  1,2        34118
SOUTHWESTERN ENERGY CO         COM              845467109   1380        43233  SH        Shared-Defined  1,2        43233
TECK RESOURCES LTD             CL B             878742204    543        15000  SH        Shared-Defined  2          15000
THOMPSON CREEK METALS CO INC   COM              884768102    150        47060  SH        Shared-Defined  1,2        47060
YAMANA GOLD INC                COM              98462Y100  24058      1556820  SH        Shared-Defined  1,2      1556820